                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pennsylvania Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VPV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/30/93)             7.02%         6.11%

10-year                               8.04          7.88

5-year                                9.46         10.74

1-year                               10.32          8.47

6-month                               2.58         -1.65
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Pennsylvania Municipal Bond Index is a broad-based statistical composite of Pennsylvania municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Pennsylvania Value Municipal Income Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Dennis Pietrzak and John Reynoldson, Executive Directors of the Adviser; and Robert Wimmel, Vice President of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

The most significant development in the Pennsylvania municipal market during the period was the ongoing trend of refundings of municipal securities by issuers. Municipal borrowers were able to take advantage of rising short-term rates and relatively stable long-term rates, which in turn allowed them to refund outstanding debt. As a result, the Pennsylvania market saw a wave of refinancings, especially in education-related sectors.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Pennsylvania Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

------------------------------------------------------------
                                   LEHMAN BROTHERS
      BASED ON     BASED ON     PENNSYLVANIA MUNICIPAL
        NAV      MARKET PRICE         BOND INDEX

       2.58%        -1.65%              1.82%
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

One of our key strategies in managing the trust during the period was to position it for rising interest rates. This approach was largely the result of our analysis of interest rates, which remained relatively low by historical standards even after rising from their multi-decade lows earlier. First, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark. Second, to limit the trust's exposure to areas of the market that would be most likely susceptible to rising rates, we trimmed the trust's shorter-maturity bonds. We reinvested the proceeds from those sales into bonds with premium coupons and maturities between 20 and 30 years. In addition to offering relatively attractive income streams, these securities positioned the trust to benefit from any future flattening of the yield curve.

We kept the trust's exposure well diversified across the major sectors of the Pennsylvania municipal market. Much of our relative-value trading activity was focused on selling issues that had been pre-refunded, many of which were in the public education sector; and purchasing what we believed to be more attractive securities in the public education sector. The trust remained focused on investment-grade securities, with 100 percent of the portfolio rated BBB or higher at the end of the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

TOP 5 SECTORS AS OF 4/30/05                 RATINGS ALLOCATION AS OF 4/30/05
Higher Education              25.9%         AAA/Aaa                        68.3%
Health Care                   14.3          AA/Aa                           6.0
Public Education              13.6          A/A                            11.2
Transportation                 9.1          BBB/Baa                        14.5
General Purpose                8.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  160.9%
          PENNSYLVANIA  150.0%
$1,000    Allegheny Cnty, PA Arpt Auth Pittsburgh Intl
          Arpt Rfdg (AMT) (FGIC Insd)..................... 5.750%   01/01/18   $  1,069,130
 1,360    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
          Ser A (MBIA Insd)............................... 6.500    11/15/30      1,573,330
 2,000    Allegheny Cnty, PA Port Auth Spl Rev Trans
          (Prerefunded @ 03/01/09) (MBIA Insd)............ 6.000    03/01/24      2,235,940
   905    Allegheny Cnty, PA Residential Mtg Single Family
          Ser KK-2 (AMT) (GNMA Collateralized)............ 5.750    05/01/33        941,535
 1,525    Allegheny Cnty, PA Residential Mtg Single Family
          Ser MM (AMT) (GNMA Collateralized).............. 5.200    05/01/33      1,560,837
 1,000    Allegheny Cnty, PA San Auth Swr Rev (Prerefunded
          @ 12/01/10) (MBIA Insd)......................... 5.500    12/01/24      1,118,930
 2,600    Allentown, PA Area Hosp Auth Rev Sacred Heart
          Hosp of Allentown Ser A Rfdg.................... 6.750    11/15/14      2,733,120
 1,695    Berks Cnty, PA Muni Auth Albright College Proj
          (a)............................................. 5.500    10/01/16      1,821,244
 1,800    Berks Cnty, PA Muni Auth Albright College Proj
          (a)............................................. 5.500    10/01/17      1,924,092
 2,000    Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp &
          Med Ctr Proj (Prerefunded @ 11/01/09) (FSA
          Insd)........................................... 6.000    11/01/29      2,281,700
 1,000    Bethlehem, PA Auth Wtr Gtd (FSA Insd)........... 5.000    11/15/19      1,083,550
 1,000    Canon McMillan Sch Dist PA Ser B (FGIC Insd).... 5.500    12/01/29      1,090,090
   785    Carbon Cnty, PA Indl Dev Auth Panther Creek
          Partn Proj Rfdg (AMT) (LOC: Paribas & Union Bk
          of CA).......................................... 6.650    05/01/10        851,592
 1,000    Central Dauphin, PA Sch Dist (FSA Insd)......... 5.000    12/01/19      1,078,780
 1,000    Cheltenham Twp, PA (AMBAC Insd) (b)............. 5.000    01/01/28      1,056,700
 1,000    Chester Cnty, PA Indl Dev Auth Rev Collegium
          Charter Sch Proj Ser A (ACA Insd)............... 5.500    04/15/31      1,062,650
 1,000    Cumberland Cnty, PA Muni Auth Dickinson College
          Ser A (AMBAC Insd).............................. 5.500    11/01/30      1,088,920
 1,000    Delaware Cnty, PA Auth College Neumann College
          Rfdg............................................ 6.000    10/01/31      1,052,910
 1,500    Delaware Vly, PA Regl Fin Auth.................. 5.750    07/01/17      1,729,770
 1,010    Erie, PA Ser A (FSA Insd)....................... 5.000    11/15/18      1,094,385
 1,000    Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA
          Insd)........................................... 5.000    12/01/33      1,088,890
 1,575    Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)..... 5.000    07/15/21      1,682,982
 1,000    Jenkintown, PA Sch Dist Ser A (FGIC Insd)....... 5.000    05/15/28      1,042,510
 2,000    Lehigh Cnty, PA Gen Purp Auth Cedar Crest
          College Rfdg.................................... 6.700    04/01/26      2,082,640
 1,000    Luzerne Cnty, PA Ser A (MBIA Insd).............. 5.250    11/15/25      1,085,440
 5,000    Lycoming Cnty, PA Auth College Rev PA College of
          Technology (AMBAC Insd)......................... 5.375    07/01/30      5,371,750

See Notes to Financial Statements                                              7

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$1,000    Mercer Cnty, PA (FGIC Insd)..................... 5.500%   10/01/15   $  1,113,810
 1,000    Mifflin Cnty, PA Hosp Auth (Radian Insd)........ 6.200    07/01/25      1,114,540
 1,000    Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
          Ctr............................................. 6.000    01/01/43      1,054,830
 1,150    Monroeville, PA Muni Auth San Swr Rev Ser B
          (MBIA Insd) (a)................................. 5.250    12/01/17      1,268,162
 1,000    Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
          Rev Abington Mem Hosp Ser A..................... 5.125    06/01/32      1,013,830
   900    Montgomery Cnty, PA Indl Dev Auth Rev Res Rec
          Montenay Proj Ser A (MBIA Insd)................. 5.250    11/01/14      1,008,792
 1,000    Moon Area Sch Dist PA (FSA Insd)................ 5.000    11/15/25      1,067,480
 1,225    Northampton Twp, PA (FGIC Insd) (a)............. 5.375    05/15/15      1,347,733
 1,500    Pennsylvania Intergvtl Coop Auth Spl Tax Rev
          Philadelphia Fdg Pgm Rfdg (FGIC Insd)........... 5.500    06/15/20      1,540,035
 1,000    Pennsylvania St Higher Ed Fac Auth Rev Drexel
          Univ............................................ 5.500    05/01/17      1,106,390
 1,000    Pennsylvania St Higher Ed Fac Auth Rev La Salle
          Univ............................................ 5.500    05/01/34      1,046,950
 1,000    Pennsylvania St Higher Ed Fac Auth Rev Thomas
          Jefferson Univ.................................. 5.375    01/01/25      1,076,330
 1,500    Pennsylvania St Higher Ed Fac Auth Rev Univ
          Sciences Philadelphia Ser A (XLCA Insd)......... 5.000    11/01/36      1,564,680
 1,000    Pennsylvania St Higher Ed Fac Messiah College
          Ser AA3 (Radian Insd)........................... 5.500    11/01/22      1,083,990
 1,645    Pennsylvania St Higher Ed Fac Philadelphia
          College Osteopathic Med (a)..................... 5.000    12/01/17      1,757,617
 1,725    Pennsylvania St Higher Ed Fac Philadelphia
          College Osteopathic Med (a)..................... 5.000    12/01/18      1,833,675
 1,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A... 6.250    01/15/17      1,129,140
 2,000    Pennsylvania St Higher Ed UPMC Hlth Sys Ser A... 6.000    01/15/31      2,200,800
 1,000    Pennsylvania St Indl Dev Auth Econ Dev (AMBAC
          Insd)........................................... 5.500    07/01/14      1,119,780
 3,015    Pennsylvania St Tpk Commn Ser T Rfdg (FGIC
          Insd)........................................... 5.500    12/01/10      3,362,810
 1,500    Pennsylvania St Univ............................ 5.000    09/01/35      1,578,495
 1,000    Philadelphia, PA Auth Indl Dev Amern College of
          Physicians...................................... 5.500    06/15/27      1,051,350
 1,500    Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance
          17th Ser (FSA Insd)............................. 5.375    07/01/19      1,641,390
 1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp
          Rev PA Hosp Rfdg (Escrowed to Maturity)......... 6.250    07/01/06      1,037,760
 1,455    Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
          Cmnty College Ser B Rfdg (MBIA Insd) (a)........ 6.500    05/01/09      1,636,439
 3,675    Philadelphia, PA Wtr & Wastewtr Rev Rfdg (AMBAC
          Insd)........................................... 5.500    06/15/07      3,873,854

 8                                             See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$4,500    Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
          Asset Dist Sales Tax (AMBAC Insd)............... 5.000%   02/01/24   $  4,756,950
 2,215    Pittsburgh, PA Pub Pkg Auth Rev Ser A Rfdg (FGIC
          Insd) (b)....................................... 5.000    12/01/25      2,332,196
 1,495    Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C
          Rfdg (AMT) (GNMA Collateralized)................ 5.700    04/01/30      1,534,408
 1,765    Quaker Vly, PA Sch Dist (Prerefunded @ 04/01/14)
          (FSA Insd) (a).................................. 5.375    04/01/20      2,007,264
 1,375    Red Lion, PA Area Sch Dist Ser A (FSA Insd)
          (a)............................................. 5.000    02/01/20      1,479,211
 1,000    Southcentral, PA Gen Auth Rev Wellspan Hlth
          Oblig (MBIA Insd)............................... 5.375    05/15/28      1,067,150
 1,000    State Pub Sch Bldg Auth PA Delaware Cnty College
          Proj (Prerefunded @ 10/01/10) (MBIA Insd)....... 5.750    10/01/16      1,127,840
   360    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
          Proj (FGIC Insd)................................ 5.250    11/01/19        397,084
 2,480    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
          Proj (FGIC Insd) (a)............................ 5.250    11/01/23      2,732,067
   640    State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
          Proj (Prerefunded @ 11/01/13) (FGIC Insd)....... 5.250    11/01/19        721,376
 1,000    Susquehanna Area Regl Arpt Auth PA Ser A (AMT)
          (AMBAC Insd).................................... 5.375    01/01/21      1,071,110
 1,000    Susquehanna Area Regl Arpt Auth PA Ser D........ 5.375    01/01/18      1,026,140
 1,000    Union Cnty, PA Higher Edl Bucknell Univ Ser A... 5.250    04/01/21      1,098,360
   500    Union Cnty, PA Higher Edl Bucknell Univ Ser A... 5.250    04/01/22        549,180
 1,350    Washington Cnty, PA Ser A (AMBAC Insd).......... 5.125    09/01/27      1,423,548
 1,000    Wayne Highlands, PA Sch Dist (FSA Insd)......... 5.375    04/01/14      1,117,480
 1,500    West Shore, PA Area Hosp Auth Holy Spirit Hosp
          Proj............................................ 6.250    01/01/32      1,603,830
 1,000    Wilson, PA Area Sch Dist (FGIC Insd)............ 5.125    03/15/16      1,088,130
 1,100    York Cnty, PA (AMBAC Insd)...................... 5.000    06/01/19      1,185,899
   500    York Cnty, PA Sch Technology Auth Lease Rev
          (FGIC Insd)..................................... 5.500    02/15/22        556,490
 1,000    York Cnty, PA Sch Technology Auth Lease Rev
          (FGIC Insd)..................................... 5.500    02/15/23      1,112,980
                                                                               ------------
                                                                                109,422,772
                                                                               ------------
          GUAM  2.4%
 1,585    Guam Intl Arpt Auth Gen Ser B (MBIA Insd)....... 5.250    10/01/21      1,746,876
                                                                               ------------

          PUERTO RICO  6.9%
 4,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
          Y Rfdg (FSA Insd)............................... 6.250    07/01/21      5,077,720
                                                                               ------------

See Notes to Financial Statements                                              9

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          U. S. VIRGIN ISLANDS  1.6%
$1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpts
          Taxes Nt Ser A.................................. 6.375%   10/01/19   $  1,140,350
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  160.9%
  (Cost $110,110,891).......................................................    117,387,718
SHORT-TERM INVESTMENTS  2.9%
  (Cost $2,100,000).........................................................      2,100,000
                                                                               ------------
TOTAL INVESTMENTS  163.8%
  (Cost $112,210,891).......................................................    119,487,718
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.1%)...............................     (1,548,084)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (61.7%).................    (45,010,538)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 72,929,096
                                                                               ============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) The Trust owns 100% of the bond issuance.

(b) Securities purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 10                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $112,210,891).......................  $119,487,718
Cash........................................................       194,025
Receivables:
  Interest..................................................     1,863,507
  Investments Sold..........................................        85,000
Other.......................................................         1,185
                                                              ------------
    Total Assets............................................   121,631,435
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,354,723
  Investment Advisory Fee...................................        52,916
  Income Distributions--Common Shares.......................        10,465
  Other Affiliates..........................................         8,845
Trustees' Deferred Compensation and Retirement Plans........       220,432
Accrued Expenses............................................        44,420
                                                              ------------
    Total Liabilities.......................................     3,691,801
Preferred Shares (including accrued distributions)..........    45,010,538
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 72,929,096
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($72,929,096 divided by
  4,476,965 shares outstanding).............................  $      16.29
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 4,476,965 shares issued and
  outstanding)..............................................  $     44,770
Paid in Surplus.............................................    64,698,968
Net Unrealized Appreciation.................................     7,276,827
Accumulated Net Realized Gain...............................       472,680
Accumulated Undistributed Net Investment Income.............       435,851
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 72,929,096
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 1,800 issued with liquidation preference of
  $25,000 per share)........................................  $ 45,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $117,929,096
                                                              ============

See Notes to Financial Statements                                             11

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $2,847,914
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     320,919
Preferred Share Maintenance.................................      66,377
Trustees' Fees and Related Expenses.........................      17,569
Legal.......................................................      16,621
Custody.....................................................       5,807
Other.......................................................      64,531
                                                              ----------
    Total Expenses..........................................     491,824
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,356,090
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  473,045
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   7,899,083
  End of the Period.........................................   7,276,827
                                                              ----------
Net Unrealized Depreciation During the Period...............    (622,256)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS............................  $ (149,211)
                                                              ==========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (426,559)
                                                              ==========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $1,780,320
                                                              ==========

 12                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2005    OCTOBER 31, 2004
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 2,356,090        $ 4,707,524
Net Realized Gain........................................        473,045            330,297
Net Unrealized Appreciation/Depreciation During the
  Period.................................................       (622,256)         1,449,378
Distributions to Preferred Shareholders:
  Net Investment Income..................................       (395,279)          (471,305)
  Net Realized Gain......................................        (31,280)           (47,180)
                                                             -----------        -----------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................      1,780,320          5,968,714
Distributions to Common Shareholders:
  Net Investment Income..................................     (2,088,295)        (4,484,412)
  Net Realized Gain......................................       (299,032)          (466,557)
                                                             -----------        -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................       (607,007)         1,017,745

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment...........................................            -0-             54,749
                                                             -----------        -----------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES..........................................       (607,007)         1,072,494
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     73,536,103         72,463,609
                                                             -----------        -----------
End of the Period (Including accumulated undistributed
  net investment income of $435,851 and $563,335,
  respectively)..........................................    $72,929,096        $73,536,103
                                                             ===========        ===========

See Notes to Financial Statements                                             13

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                 SIX
                                                               MONTHS
                                                                ENDED
                                                              APRIL 30,    ------------------
                                                                2005        2004       2003
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $ 16.43     $ 16.20    $ 16.12
                                                               -------     -------    -------
  Net Investment Income.....................................       .53        1.06       1.10
  Net Realized and Unrealized Gain/Loss.....................      (.03)        .39        .12
  Common Share Equivalent of Distributions Paid to Preferred
  Shareholders:
    Net Investment Income...................................      (.09)       (.11)      (.10)
    Net Realized Gain.......................................      (.01)       (.01)       -0-
                                                               -------     -------    -------
Total from Investment Operations............................       .40        1.33       1.12
Distributions Paid to Common Shareholders:
    Net Investment Income...................................      (.47)      (1.00)     (1.04)
    Net Realized Gain.......................................      (.07)       (.10)       -0-
                                                               -------     -------    -------
NET ASSET VALUE, END OF THE PERIOD..........................   $ 16.29     $ 16.43    $ 16.20
                                                               =======     =======    =======

Common Share Market Price at End of the Period..............   $ 14.81     $ 15.58    $ 16.05
Total Return (a)............................................    -1.65%*      4.15%      8.07%
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................   $  72.9     $  73.5    $  72.5
Ratio of Expenses to Average Net Assets Applicable to Common
  Shares (c)................................................     1.36%       1.51%      1.53%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)...........................     6.54%       6.50%      6.76%
Portfolio Turnover..........................................       12%*        18%        23%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)................................................      .84%        .93%       .95%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)...........................     5.44%       5.85%      6.13%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..........................     1,800       1,800      1,800
Asset Coverage Per Preferred Share (e)......................   $65,522     $65,858    $65,259
Involuntary Liquidating Preference Per Preferred Share......   $25,000     $25,000    $25,000
Average Market Value Per Preferred Share....................   $25,000     $25,000    $25,000

*  Non-annualized

(a)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .08%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


Year Ended October 31,
----------------------------------------------------------------------------------------
     2002 (b)    2001      2000       1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------
     $ 16.04    $ 14.89   $ 14.42   $  15.98   $  15.48   $  14.83   $  14.68   $  12.57
     -------    -------   -------   --------   --------   --------   --------   --------
        1.14       1.21      1.15       1.12       1.13       1.13       1.13       1.14
         .08       1.07       .52      (1.57)       .49        .62        .13       2.19
        (.15)      (.33)     (.42)      (.33)      (.35)      (.35)      (.36)      (.40)
         -0-        -0-       -0-        -0-        -0-        -0-        -0-        -0-
     -------    -------   -------   --------   --------   --------   --------   --------
        1.07       1.95      1.25       (.78)      1.27       1.40        .90       2.93
        (.99)      (.80)     (.78)      (.78)      (.77)      (.75)      (.75)      (.82)
         -0-        -0-       -0-        -0-        -0-        -0-        -0-        -0-
     -------    -------   -------   --------   --------   --------   --------   --------
     $ 16.12    $ 16.04   $ 14.89   $  14.42   $  15.98   $  15.48   $  14.83   $  14.68
     =======    =======   =======   ========   ========   ========   ========   ========

     $ 15.85    $ 15.11   $ 12.25   $12.4375   $14.9375   $ 13.625   $ 12.625   $  12.50
      11.76%     30.60%     4.82%    -11.99%     15.59%     14.26%      7.17%     28.60%
     $  72.1    $  71.7   $  66.5   $   64.4   $   71.4   $   69.2   $   66.3   $   65.6
       1.60%      1.83%     1.92%      1.87%      1.83%      1.91%      1.97%      2.03%
       7.22%      7.78%     7.93%      7.23%      7.17%      7.51%      7.70%      8.27%
         16%        20%       21%        28%         7%         9%        27%        43%

        .98%      1.11%     1.13%      1.13%      1.12%      1.14%      1.17%      1.17%
       6.26%      5.64%     5.04%      5.13%      4.93%      5.15%      5.24%      5.35%

       1,800      1,800     1,800      1,800        900        900        900        900
     $65,061    $64,811   $61,970   $ 60,800   $129,330   $126,872   $123,646   $122,900
     $25,000    $25,000   $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000    $25,000   $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             15

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pennsylvania Value Municipal Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in Pennsylvania municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. As of April 30, 2005, the Trust had $3,354,723 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $112,041,596
                                                              ============
Gross tax unrealized appreciation...........................  $  7,470,623
Gross tax unrealized depreciation...........................       (24,501)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  7,446,122
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $255,535
  Long Term Capital Gain....................................   513,737
                                                              --------
                                                              $769,272
                                                              ========

    As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................  $329,947

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $3,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $18,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At April 30, 2005 and October 31, 2004, paid in surplus related to common shares aggregated $64,698,968.

    Transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2005     OCTOBER 31, 2004
Beginning Shares........................................     4,476,965           4,473,660
Shares Issued Through Dividend Reinvestment.............           -0-               3,305
                                                             ---------           ---------
Ending Shares...........................................     4,476,965           4,476,965
                                                             =========           =========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $13,744,039 and $13,578,754, respectively.

5. PREFERRED SHARES

The Trust has outstanding 1,800 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is currently reset every seven days through an auction process. The rate in effect on April 30, 2005 was 2.850%. During the six months ended April 30, 2005, the rates ranged from 1.500% to 2.850%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 20

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VKL SAR 6/05 RN05-01327P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:   /s/ James W. Garrett
     ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005